Long-term loans	12 Months Ended
Mar. 31, 2024
Debt Disclosure [Abstract]
Long-term loans

16. Long-term loans

Long-term loan consisted of the following:

	As of March 31,
	2024	2023
Long-term loan	$13,250,516	$13,681,099

On January 4, 2022, the Group borrowed the amount of $13,250,516 (RMB94,012,410) through a five-year long-term loan from Fujian Xinqiao Ocean Fishery Group Co., Ltd. The annual interest rate is 6%. The Group is obligated to pay interest on every December 30th, whereas the principal should be returned on January 3, 2027. Earlier payment is acceptable without any penalties.

SKILLFUL CRAFTSMAN EDUCATION TECHNOLOGY LIMITED.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS